Segment Information (Narrative) (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017 Business_Segments	Jul. 01, 2016 Reporting_Unit	Dec. 31, 2016 Reporting_Unit	Dec. 31, 2015 Reporting_Unit	Dec. 31, 2014 Reporting_Unit
Segment Reporting [Abstract]
Number of segments	4	5	4	4	4